Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2015
Cash And Cash Equivalents [Abstract]
Cash	$ 6,319	$ 1,449
Short-term bank deposits	49,075	6,607
Cash and cash equivalents	$ 55,394	$ 8,056	$ 5,552